Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Trade and other receivables [abstract]
Trade And Other Receivables [Table Text Block]

	As of March 31,
	2021		2020
Current
Trade and other receivables, gross	Rs.	50,937	Rs.	51,480
Less: Allowance for credit losses		(1,296)		(1,202)
Trade and other receivables, net	Rs.	49,641	Rs.	50,278
Non-current
Trade and other receivables, gross (1)	Rs.	118	Rs.	1,737
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	118	Rs.	1,737

(1)	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.

Allowance For Credit Losses [Table Text Block]
The details of changes in allowance for credit losses during the years ended March 31, 2021 and 2020, are as follows:

	For the Year Ended March 31,
	2021		2020
Balance at the beginning of the year	Rs.	1,202	Rs.	1,172
Provision made during the year, net of reversals		176		154
Trade and other receivables written off & exchange differences		(82)		(124)
Balance at the end of the year	Rs.	1,296	Rs.	1,202